Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location

The following tables set forth the locations and amounts recognized during the three and six months ended June 30, 2015 and 2014 for these cash flow hedges.

	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)		Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)		Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships	Three Months Ended June 30, 2015	Three Months Ended June 30, 2014		Three Months Ended June 30, 2015	Three Months Ended June 30, 2014		Three Months Ended June 30, 2015	Three Months Ended June 30, 2014

Interest rate contracts	$(0.3)	$5.5	Interest expense, net	$1.6	$1.6	Interest expense, net	$0.2	$(0.6)

	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)		Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)		Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014		Six Months Ended June 30, 2015	Six Months Ended June 30, 2014		Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Interest rate contracts	$4.5	$5.0	Interest expense, net	$3.2	$3.2	Interest expense, net	$1.4	$0.7

The following table sets forth the locations and amounts recognized during the Successor years ended December 31, 2014 and 2013, respectively, for these cash flow hedges.

Derivatives in Cash Flow Hedging Relationships in 2014:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$4.6	Interest expense, net	$6.5	Interest expense, net	$0.3

Derivatives in Cash Flow Hedging Relationships in 2013:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$(5.0)	Interest expense, net	$4.4	Interest expense, net	$(4.3)

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Fair value gains and losses of derivative contracts, as determined using Level 2 inputs, that do not qualify for hedge accounting treatment are recorded in income as follows:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivatives Not Designated as Hedging Instruments under ASC 815	Location of (Gain) Loss Recognized in Income on Derivatives	2015	2014	2015	2014
Foreign currency forward contract	Other (income) expense, net	$(0.1)	$0.7	$(1.9)	$1.9
Interest rate cap	Interest expense, net	(0.1)	1.3	(0.1)	3.1

		$(0.2)	$2.0	$(2.0)	$5.0

Fair value gains and losses of derivative contracts, as determined using Level 2 inputs, that do not qualify for hedge accounting treatment are recorded in income as follows:

		Successor		Predecessor
Derivatives Not Designated as Hedging Instruments under ASC 815	Location of (Gain) Loss Recognized in Income on Derivatives	Year Ended December 31, 2014	Year Ended December 31, 2013	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Foreign currency forward contract	Other expense, net as a component of Exchange (gains) losses	$1.4	$20.9	$2.0	$3.9
Interest rate cap	Interest expense, net	3.4	(0.3)	—	—

		$4.8	$20.6	$2.0	$3.9

Designated as Hedging Instrument [Member]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table presents the location and fair values using Level 2 inputs of derivative instruments that qualify and have been designated as cash flow hedges included in our condensed consolidated balance sheet:

	June 30, 2015	December 31, 2014
Other assets:
Interest rate swaps	$0.8	$5.9

Total assets	$0.8	$5.9

Other liabilities:
Interest rate swaps	$2.2	$1.5

Total liabilities	$2.2	$1.5

The following table presents the location and fair values using Level 2 inputs of derivative instruments that qualify and have been designated as cash flow hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate swaps	5.9	10.5

Total assets	$5.9	$10.5

Other liabilities:
Interest rate swaps	$1.5	$1.2

Total liabilities	$1.5	$1.2

Not Designated as Hedging Instrument [Member]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table presents the location and fair values using Level 2 inputs of derivative instruments that have not been designated as hedges included in our condensed consolidated balance sheet:

	June 30, 2015	December 31, 2014
Other assets:
Interest rate cap	$0.1	$0.1
Foreign currency contracts	0.7	—

Total assets	$0.8	$0.1

The following table presents the location and fair values using Level 2 inputs of derivative instruments that have not been designated as hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate cap	0.1	3.4

Total assets	$0.1	$3.4

Other liabilities:
Foreign currency contracts	$—	$—

Total liabilities	$—	$—